Share-based compensation - Share Holding Platform (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended	12 Months Ended
	Mar. 28, 2017 CNY (¥) shares	Jun. 28, 2016 CNY (¥) employee shares	Feb. 06, 2015 CNY (¥) ¥ / shares	Jun. 30, 2016 entity	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)
Share-based compensation
Total fair value of modified award | ¥						¥ 236,181
Ordinary shares
Share-based compensation
Total fair value of modified award | ¥						2
Additional paid-in capital
Share-based compensation
Total fair value of modified award | ¥						¥ 236,179
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity				4
Equity interest hold by each of the four LLPs (as a percent)				25.00%
Contingently convertible share units
Share-based compensation
Fair value of awards | ¥			¥ 85,906				¥ 175,200
Fair value of underlying ordinary shares (in CNY/dollars per share) | ¥ / shares			¥ 23.18				¥ 50.11
Weighted average grant-date fair value
Weighted average, Non-Vested, at beginning of the year | ¥ / shares						¥ 300.00
Weighted average, Non-Vested, at end of the year | ¥ / shares			¥ 147.10				¥ 300.00
Contingently convertible share units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥							¥ 116,800
Ordinary Share Units
Share-based compensation
Share-based compensation expense recorded | ¥					¥ 16,419
Fair value of underlying ordinary shares (in CNY/dollars per share) | $ / shares								$ 12.88
Share Holding Platform | Ordinary shares
Share-based compensation
Shares issued to related party | shares		16,000,000
Granted (in shares) | shares	789,150	1,054,164			789,150
Number of units converted | shares		3,504,000
Number of ordinary shares under Incentive Platform
Granted (in shares) | shares	789,150	1,054,164			789,150
Non-Vested, at end of the year | shares					789,150
Weighted average grant-date fair value
Granted (in shares) | ¥ / shares					¥ 88.59
Weighted average, Non-Vested, at end of the year | ¥ / shares					¥ 88.59
Share Holding Platform | Contingently convertible share units
Share-based compensation
Granted (in shares) | shares		584,000
Conversion ratio of redeemable and contingently convertible share units		0.1667
Fair value of modified awards | ¥		¥ 236,181
Fair value of awards | ¥			¥ 85,906				175,200
Number of ordinary shares under Incentive Platform
Granted (in shares) | shares		584,000
Share Holding Platform | Contingently convertible share units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥						¥ 60,981	¥ 116,800
Share Holding Platform | Contingently convertible share units | Additional paid-in capital
Share-based compensation
Total fair value of modified award | ¥						236,179
Share Holding Platform | Ordinary Share Units
Share-based compensation
Ratio or ordinary share units to ordinary share		5
Granted (in shares) | shares	3,945,750	5,270,820
Number of units converted | shares		17,520,000
Share-based compensation expense recorded | ¥					¥ 23,302	¥ 61,019
Fair value of underlying ordinary shares (in CNY/dollars per share) | (per share)						¥ 67.37		$ 12.88
Unrecognized compensation expense | ¥									¥ 46,606
Weighted average period of recognizing compensation expense					2 years 2 months 1 day
Number of ordinary shares under Incentive Platform
Granted (in shares) | shares	3,945,750	5,270,820
Share Holding Platform | Ordinary Share Units | Shares granted for cash subscription
Share-based compensation
Granted (in shares) | shares		1,540,500
Number of employees to whom shares were granted for cash | employee		1
Cash subscription payment | ¥		¥ 10,000
Number of ordinary shares under Incentive Platform
Granted (in shares) | shares		1,540,500
Share Holding Platform | Ordinary Share Units | Noncash shares granted
Share-based compensation
Granted (in shares) | shares		3,730,320
Cash subscription payment | ¥	¥ 0	¥ 0
Vesting period	3 years
Number of ordinary shares under Incentive Platform
Granted (in shares) | shares		3,730,320